Investments in Unconsolidated Joint Ventures, Summary of Disbursements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disbursements [Abstract]
Total disbursements	$ 141	$ 0	$ 646
California 19 Inc. [Member]
Disbursements [Abstract]
Total disbursements	5,870	1,260	1,475
California 20 Inc. [Member]
Disbursements [Abstract]
Total disbursements	$ 5,870	$ 1,260	$ 1,475